CONTINGENCIES	12 Months Ended
Dec. 31, 2023
CONTINGENCIES
CONTINGENCIES

18.   CONTINGENCIES

Contingencies

On January 10, 2024, the Company, its former president, and former chief financial officer were named as defendants in a putative securities class action brought by investors. Given that the case is in its preliminary stage, the Company has concluded, as advised by its external legal counsel, that the outcome of the case and the potential loss cannot be reasonably estimated.

Besides, the Group is subject to a number of legal or administrative proceedings that generally arise in the ordinary course of its business. Except for aforementioned class action, the Group does not believe that these pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.